IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets and a noncurrent liability, which are subject to amortization

	December 31, 2014
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(8,056)	$16,139
Contract intangibles	12.5	426,464	(75,713)	350,751
Rights-of-way	24.7	123,581	(12,737)	110,844
Total amortizable intangible assets		$574,240	$(96,506)	$477,734

Unfavorable gas gathering contract	10.0	$10,962	$(5,385)	$5,577

	December 31, 2013
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(6,315)	$17,880
Contract intangibles	12.5	426,464	(43,158)	383,306
Rights-of-way	24.7	112,416	(7,758)	104,658
Total amortizable intangible assets		$563,075	$(57,231)	$505,844

Unfavorable gas gathering contract	10.0	$10,962	$(4,588)	$6,374

Schedule of recognized amortization expense within the statements of operations
We recognized amortization expense in other revenues as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Amortization expense – favorable gas gathering contracts	$(1,741)	$(2,078)	$(1,715)
Amortization expense – unfavorable gas gathering contract	797	1,046	1,524
Amortization of favorable and unfavorable contracts	$(944)	$(1,032)	$(191)

During the fourth quarter of 2014, prices for natural gas and crude oil continued to decline such that we identified a need to evaluate the goodwill associated with the Polar and Divide and Bison Midstream systems, as discussed below. In connection with this evaluation, we also evaluated the intangible assets and property, plant and equipment associated with the Polar and Divide and Bison Midstream systems for impairment and concluded that no impairment was necessary.
We recognized amortization expense in costs and expenses as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Amortization expense – contract intangibles	$32,554	$28,654	$12,642
Amortization expense – rights-of-way	4,979	4,607	1,610

Schedule of estimated aggregate amortization of intangible assets and the noncurrent liability for each of the five succeeding fiscal years
The estimated aggregate annual amortization of intangible assets and noncurrent liability expected to be recognized as of December 31, 2014 for each of the five succeeding fiscal years follows.

	Assets	Liability
	(In thousands)
2015	$42,254	$698
2016	42,219	924
2017	41,069	1,047
2018	40,673	1,123
2019	40,619	957

Schedule of goodwill by segment
A rollforward of goodwill by reportable segment and in total follows.

	Piceance Basin	Williston Basin – Gas	Williston Basin – Liquids	Marcellus Shale	Total
	(In thousands)
Goodwill, December 31, 2012	$45,478	$—	$—	$—	$45,478
Goodwill recognized in connection with the Bison Drop Down	—	54,199	—	—	54,199
Goodwill recognized in connection with the Polar and Divide Drop Down	—	—	203,373	—	203,373
Goodwill preliminarily recognized in connection with the Mountaineer Acquisition	—	—	—	18,089	18,089
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other	—	—	—	(1,878)	(1,878)
Goodwill, December 31, 2013	45,478	54,199	203,373	16,211	319,261
Goodwill impairment (1)	—	(54,199)	—	—	(54,199)
Goodwill, December 31, 2014	$45,478	$—	$203,373	$16,211	$265,062
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(1) Balance represents the cumulative goodwill impairment as of December 31, 2014.